OTHER RECEIVABLES AND PREPAYMENT - Additional Information (Details) $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2010 CNY (¥)
OTHER RECEIVABLES AND PREPAYMENT
Other receivables	¥ 4,400,000	$ 620	¥ 4,400,000	$ 680		¥ 10,500,000
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale
OTHER RECEIVABLES AND PREPAYMENT
Consideration for disposal of subsidiary					¥ 4,500,000
Other receivables	¥ 4,500,000	$ 630	¥ 4,500,000	$ 700